Shareholder Report, Average Annual Return (Details)			12 Months Ended	45 Months Ended	60 Months Ended	112 Months Ended
	Dec. 15, 2020	Apr. 29, 2015	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000221782
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Waycross Managed Risk Equity Fund
C000221781
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Waycross Focused Core Equity Fund
Without Sales Load [Member] | C000221782
Average Annual Return [Line Items]
Average Annual Return, Percent			18.87%		10.52%	7.23%
Without Sales Load [Member] | C000221781
Average Annual Return [Line Items]
Average Annual Return, Percent			27.17%	14.09%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			27.14%		15.92%	13.19%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			27.14%	13.86%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return, Percent			16.12%		9.34%	7.64%